Sales Revenue	12 Months Ended
Mar. 31, 2018
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Sales Revenue

(20) Sales Revenue

Sales revenue for the years ended March 31, 2016, 2017 and 2018 consists of the following:

	Yen (millions)
	2016	2017	2018
Sales of products	¥13,586,565	¥12,954,884	¥14,198,906
Revenue from financial services	1,014,586	1,044,316	1,162,240

Total	¥14,601,151	¥13,999,200	¥15,361,146